Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2023		Dec 31, 2022
	Current	Non-current	Current	Non-current
Trade receivables	36,273	—	39,334	—
Lease receivables	188	1,032	206	1,090
Other receivables	9,642	2,801	9,737	3,247
Amounts due from joint ventures and associates	1,014	278	2,722	423
Prepayments and deferred charges	6,156	2,187	14,511	2,160
Total	53,273	6,298	66,510	6,920

Summary of Maturity Analysis of Finance Lease Receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2023	Dec 31, 2022
Less than one year	238	257
Between 1 and 5 years	848	792
5 years and later	453	532
Total undiscounted lease payments receivable	1,539	1,581
Unearned finance income	260	270
Net investment in leases	1,279	1,311